Stock-Based Compensation - Grant date fair value of option (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected term (in years)	5 years 8 months 26 days	6 years 7 days
Expected volatility	77.00%	80.00%
Risk-free interest rate	0.86%	2.22%
Expected dividend yield	0.00%	0.00%
Fair market value of common stock (in dollars per share)	$ 4.71	$ 9.73